Provisions - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Provisions	$ 839	$ 433	$ 500